SUBSEQUENT EVENTS (Details) In Thousands, except Share data, unless otherwise specified				1 Months Ended
	Feb. 28, 2013	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Feb. 28, 2013 Subsequent Event [Member] EUR (€)	Mar. 31, 2013 Subsequent Event [Member] USD ($)	Mar. 31, 2013 Subsequent Event [Member] EUR (€)
Subsequent Event [Line Items]
Increase (decrease) in common stock, shares authorized				16,333,333
Common stock, shares authorized	33,333,334	17,000,000	17,000,000	33,333,334
Common stock, par value per share		€ 0.45	€ 0.45	€ 0.45
Additional number of shares to be authorized once 90% of existing authorized shares become issued and outstanding				116,666,667
Number of bank guarantees					2	2
First guarantee as security for the remaining unpaid obligation					$ 659	€ 500
Second guarantee as security for the remaining unpaid obligation					659	500
Monthly compensation owed under employment agreement					$ 16	€ 12